Consolidated Statements of Changes in Equity - USD ($) $ in Thousands	Ordinary Shares	Share Premium	Conversion of Loans	Contribution to Equity by Controlling Shareholder	Accumulated other comprehensive income (loss)	Accumulated deficit	Total
Balance at Dec. 31, 2020	$ 18	$ 10,866	$ 46	$ (9)		$ (32,667)	$ (21,746)
Balance (in Shares) at Dec. 31, 2020	13,639,451
Net income (loss)						(215,235)	(215,235)
Realized loss on available-for sale securities reclassification adjustment into net income (loss)
Contribution to equity by a controlling shareholder				582			582
Collection of a receivable				9			9
Conversion of convertible loan	$ 1	193	(46)				148
Conversion of convertible loan (in Shares)	956,333
Conversion of SAFE	$ 1						1
Conversion of SAFE (in Shares)	379,593
Exercise of options under SAFE agreements	$ 1	2,219					2,220
Exercise of options under SAFE agreements (in Shares)	980,498
Share-based compensation		10,899					10,899
Foreign currency translation					188		188
Balance at Dec. 31, 2021	$ 21	24,177		582	188	(247,902)	(222,934)
Balance (in Shares) at Dec. 31, 2021	15,955,875
Net income (loss)						211,334	211,334
Realized loss on available-for sale securities reclassification adjustment into net income (loss)					424		424
Unrealized loss on available-for-sale securities, net of realized gain (loss) reclassification					(1,353)		(1,353)
Proceeds from private placement, net of issuance costs	$ 39	25,297					25,336
Proceeds from private placement, net of issuance costs (in Shares)	31,680,000
Surrender and cancellation of private placement warrants				4,255			4,255
Share-based compensation				1,135			1,135
Foreign currency translation					(513)		(513)
Balance at Dec. 31, 2022	$ 60	49,474		5,972	(1,254)	(36,568)	17,684
Balance (in Shares) at Dec. 31, 2022	47,635,875
Net income (loss)						(12,055)	(12,055)
Realized loss on available-for sale securities reclassification adjustment into net income (loss)					77		77
Unrealized loss on available-for-sale securities, net of realized gain (loss) reclassification					1,086		1,086
Share-based compensation				2,724			2,724
Foreign currency translation					(53)		(53)
Balance at Dec. 31, 2023	$ 60	$ 49,474		$ 8,696	$ (144)	$ (48,623)	$ 9,463
Balance (in Shares) at Dec. 31, 2023	47,635,875